Environmental Protection Agency and Water Treatment Liabilities (“EPA”) (Details Narrative) - USD ($)			3 Months Ended				12 Months Ended
	Jan. 07, 2022	Jan. 07, 2022	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Jan. 02, 2022
Cost recovery liability payable				$ 19,000,000			$ 19,000,000
Payment bond				5,000,000
Cost recovery	$ 2,000,000
Liabilities current			$ 10,102,157	10,155,582			10,155,582	$ 22,795,277
Product liability contingency description						the Company accounted for the $17,000,000 liabilities according to the previous payment schedule, resulting in $12,000,000 classified as a current liability and $5,000,000 as a long-term liability. The long-term portion was discounted at an interest rate of 16.5% to arrive at a net present value of $3,540,851 after discount ($3,402,425 as of the purchase of the mine plus $138,427 of accretion expense during the quarter ended March 31, 2022.
Letter of credit				7,001,000			7,001,000
Restricted cash			6,476,000	6,476,000			6,476,000
Line of credit reduced				2,000,001
Monthly fee			20,000	20,000
Line of credit				3,000,000
Restricted cash				6,476,000			6,476,000		$ 9,476,000	$ 3,000,000
Gain (Loss) on Extinguishment of Debt			(250,086)					(56,146)
Discount amortization expense			374,306				712,713
Interest Expense, Debt, Excluding Amortization							156,343
Long-Term Debt, Excluding Current Maturities				7,941,466			7,941,466
Interest Payable				24,587			24,587	306,501
Water treatment payable current								5,110,706
Net payments							1,400,000
Monthly costs water treatment charges			100,000	140,000			140,000
Refund received							280,000
Prepaid expense			30,000	170,729			170,729
Payments for Deposits			19,000,000
Environment protection agency cost recovery liability, net of discount			8,315,772	7,941,466			7,941,466
Interest payable			156,343	384,041			384,041	102,740
Monthly instalments			100,000
Third Party [Member]
Payment bond			4,475,000
Letter of credit				2,000,000			2,000,000
Bunker Hill Mine [Member]
Environmental Costs Recognized, Capitalized			6,402,425	6,402,425			6,402,425
Liabilities current			3,000,000	3,000,000			3,000,000
Liabilities non current			5,000,000	5,000,000			5,000,000
Discount purchase price			3,402,425
Environmental Protection Agency [Member]
Payments for environmental liabilities							20,000,000
Cost recovery liabilities not recogized								8,000,000
Environmental Protection Agency [Member] | 30 Days After Agreement Signed [Member]
Payments for environmental liabilities							1,000,000
Environmental Protection Agency [Member] | November 1, 2018 [Member]
Payments for environmental liabilities							2,000,000
Environmental Protection Agency [Member] | Next Five Anniversaries [Member]
Payments for environmental liabilities							3,000,000
Environmental Protection Agency [Member] | November 1, 2024 [Member]
Payments for environmental liabilities							2,000,000
Environmental Protection Agency Agreement [Member]
Payments for environmental liabilities			20,000,000
Cost recovery payable outstanding								11,000,000
Cost recovery liabilities not recogized								$ 8,000,000
Liability assumed			17,000,000
Discount on debt			8,000,000
Environmental Protection Agency Agreement [Member] | Common Stock [Member]
Remaining payments purchase assets		$ 2,000,000
Environmental Protection Agency Agreement [Member] | 30 Days After Agreement Signed [Member]
Payments for environmental liabilities			1,000,000
Environmental Protection Agency Agreement [Member] | November 1, 2018 [Member]
Payments for environmental liabilities			2,000,000
Environmental Protection Agency Agreement [Member] | Next Five Anniversaries [Member]
Payments for environmental liabilities			3,000,000
Environmental Protection Agency Agreement [Member] | November 1, 2024 [Member]
Payments for environmental liabilities			2,000,000
EPA Settlement Agreement Amendment [Member]
Payment bond			17,000,000		$ 9,999,000		17,000,000
Letter of credit			2,001,000		7,001,000
Payment to amended settlement					17,000,000		17,000,000
Restricted cash			6,476,000						$ 9,476,000
EPA Settlement Agreement Amendment [Member] | Payment Bond [Member]
Cash deposits					2,475,000
EPA Settlement Agreement Amendment [Member] | Letter of Credit [Member]
Cash deposits					$ 7,001,000
EPA Settlement Agreement Amendment [Member] | Payment Bond One [Member]
Payment bond			9,999,000
EPA Settlement Agreement Amendment [Member] | Payment Bond Two [Member]
Payment bond			$ 5,000,000
EPA Settlement Agreement [Member]
Liability assumed				17,000,000			17,000,000
Discount on debt				8,000,000			8,000,000
Debt Modifications and Extinguishments [Member]
Payment to amended settlement							17,000,000
Gain (Loss) on Extinguishment of Debt							8,614,103
Debt Instrument, Unamortized Discount				$ 9,927,590			$ 9,927,590
Debt Instrument, Interest Rate, Effective Percentage				19.95%			19.95%
[custom:CostRecoveryLiabilityLongtermNetOfDiscount-0]				$ 7,072,410			$ 7,072,410